Income (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Loss Per Share [Line Items]
Shares issued to depository bank (in shares)	1,000,000	1,750,000